FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS
Fair Values
The fair values of long-term loans and notes are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets.

	Carrying amount	Fair Value	Carrying amount	Fair Value

	December 31, 2013		December 31, 2012
Assets
Cash and cash equivalents	$2,271	$2,271	$1,043	$1,043
Restricted cash	$31	$31	$1,342	$1,342
Trade receivables, net	$3,573	$3,573	$3,586	$3,586
Other receivables	$3,224	$3,224	$4,980	$4,980
Liabilities
Accounts payable, trade	$21,451	$21,451	$13,618	$13,618
Current portion of long-term debt	$60,306	$22,150	$78,739	$17,400
Convertible notes, net	$101,651	$101,651	$62,552	$62,552
Promissory notes payable	$-	$-	$11,000	$11,000
Share settled debt	$72,595	$72,595	$-	$-
Derivative financial instruments	$20,491	$20,491	$767	$767

Fair Value Hierarchy
The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets
Cash and cash equivalents	$1,043	$1,043	$-	$-
Restricted cash	$1,342	$1,342	$-	$-
Vessels	$4,755	$-	$4,755	$-
Liabilities
Current portion of long-term debt	$17,400	$-	$17,400	$-
Convertible notes, net	$62,552	$-	$62,552	$-
Promissory notes payable	$11,000	$-	$11,000	$-
Interest rate swaps	$767	$-	$767	$-
December 31, 2013
Assets
Cash and cash equivalents	$2,271	$2,271	$-	$-
Restricted cash	$31	$31	$-	$-
Liabilities
Current portion of long-term debt	$22,150	$-	$22,150	$-
Convertible notes, net	$101,651	$-	$101,651	$-
Share settled debt	$72,595	$-	$-	$72,595
Derivative financial instruments	$20,491	$-	$269	$20,222

Interest Rate Swaps
The details of the Company’s swap agreement, is as follows:

						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	December 31,	December 31,
Interest rate swaps	Date	Date	Amount	Rate	Rate	2013	2012
Marfin Egnatia Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$269	$767

						$269	$767